Offsets	Apr. 23, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-1
File Number	333-284199
Initial Filing Date	Jan. 10, 2025
Fee Offset Claimed	$ 49,573.59
Explanation for Claimed Amount	This registration fee is being recalculated, and an offset is claimed pursuant to Rule 457(b) under the Securities Act of 1933, as amended (the "Securities Act"), in the amount of the filing fee previously paid, as permitted by Instruction 2.A.iv to the Calculations of Filing Fee Tables of Form S-1 (the "Instruction"). On January 10, 2025, the Registrant paid a registration fee of $60,889.15 in connection with the initial filing of the Registration Statement on Form S-1 to which this filing fee table pertains (the "Registration Statement"). On December 4, 2025, the Registrant paid an incremental registration fee of $453.15 in connection with the filing of an amendment to the Registration Statement. In accordance with the Instruction, because the Registrant did not rely on Rule 457(o) under the Securities Act to calculate the filing fee due for the initial filing of the Registration Statement and because this filing fee table pertains to a pre-effective amendment that is being filed to concurrently increase the amount of securities of one or more registered classes and decrease the amount of securities of one or more registered classes, the Registrant is permitted to recalculate the total filing fee due for the Registration Statement in its entirety and claim an offset pursuant to Rule 457(b) under the Securities Act in the amount of the filing fee previously paid in connection with the Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-1
File Number	333-284199
Initial Filing Date	Jan. 10, 2025
Fee Offset Claimed	$ 453.14
Explanation for Claimed Amount	See Explanation 1
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	CH4 Natural Solutions Corp
Form or Filing Type	S-1
File Number	333-284199
Filing Date	Jan. 10, 2025
Fee Paid with Fee Offset Source	$ 60,889.15
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	CH4 Natural Solutions Corp
Form or Filing Type	S-1
File Number	333-284199
Filing Date	Dec. 22, 2025
Fee Paid with Fee Offset Source	$ 453.14